Summary of Significant Accounting Policies - Schedule of Deferred Revenue from Lease (Details) - USD ($)	6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Schedule of Deferred Revenue from Lease [Abstract]
Balance at beginning of period	$ 30,153	$ 27,568
Advances received from customers	201,306	39,206
Revenue recognized	(31,318)	(31,398)
Exchange realignment	(1,548)	4,040
Balance at end of period	$ 198,593	$ 39,416